OPERATING EXPENSES	12 Months Ended
Dec. 31, 2021
OPERATING EXPENSES (Note 15)
OPERATING EXPENSES

Operating expenditures by nature, which map to the Company’s functional operating expense categories presented in the consolidated statements of net loss and comprehensive income (loss), are as follows:

	For the year ended December 31, 2021
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$347	$98	$63	$1	$509
Consultants	227	61	120	-	408
Depreciation (non-cash)	168	152	-	-	320
Directors fees	294	-	-	-	294
Investor relations and marketing communications	-	1	1,333	-	1,334
Professional fees	1,298	-	-	-	1,298
Reimbursement of litigation expenses	1,120	-	-	-	1,120
Salaries	1,174	318	393	319	2,204
Share-based payments (non-cash) (Note 14(d))	1,235	312	265	186	1,998
Transfer agent and filing fees	368	-	44	-	412
Travel and accommodation	34	18	29	3	84
Operating expenses total	$6,265	960	$2,247	$509	$9,981
Impairment of non-current assets (non-cash) (Note 7)					24,304
Loss from operational activities					$34,285

Reimbursement of legal fees and expert costs incurred by certain parties pursuant to the terms of a settlement agreement that was signed by the Company on February 7, 2022 respect of the settlement of a non-material, historic litigation matter that involved numerous parties, one of whom was the Company’s wholly-owned subsidiary, Clifton Star Resources Inc. The Company had inherited this historical litigation matter as a result of its acquisition of Clifton Star in April 2016.

	For the year ended December 31, 2020
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$232	$166	$34	$3	$435
Consultants	164	71	10	-	245
Depreciation (non-cash)	146	159	-	-	305
Directors fees	288	-	-	-	288
Investor relations and marketing communications	3	3	579	22	607
Professional fees	934	1	-	-	935
Salaries	1,121	236	287	269	1,913
Share-based payments (non-cash) (Note 14(d))	500	148	144	166	958
Transfer agent and filing fees	163	-	41	-	204
Travel and accommodation	22	28	16	8	74
Operating expenses total	$3,573	$812	$1,111	$468	$5,964
Impairment of non-current assets (non-cash) (Note 7)					24,870
Loss from operational activities					$30,834